DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPANY’S MAJOR SUBSIDIARIES
Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPANY’S MAJOR SUBSIDIARIES
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF COMPANY’S MAJOR SUBSIDIARIES

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Shanghai Youerlan Information Technology Co., Ltd. (“Shanghai Youerlan”)	July 10, 2014	PRC	100%	Provision of employee management service, HR recruitment service
Wuhu Lanfu Internet Technology Co., Ltd.	December 13, 2019	PRC	100%	Provision of employee management service, HR recruitment service
Hubei Youlife External Service Information Technology Co., Ltd.	August 25, 2020	PRC	100%	Provision of employee management service, HR recruitment service
Shanghai Lanyu Cloud Software Development Co., Ltd.	December 8, 2023	PRC	100%	Provision of market service
Anqing Tongcai Property Management Co., Ltd.	January 12, 2024	PRC	100%	Provision of employee management service, HR recruitment service
Zhejiang Youlan international Holding Co., Ltd.	April 4, 2024	PRC	100%	Provision of employee management service, HR recruitment service
Youlife Technology Limited	March 27, 2019	Hong Kong	100%	Investment holding

Name	Date of Incorporation	Place of Incorporation	Percentage of Effective Ownership	Principal Activities
Shanghai Youerlan Information Technology Co., Ltd. (“Shanghai Youerlan”)	July 10, 2014	PRC	100%	Provision of employee management service, HR recruitment service
Wuhu Lanfu Internet Technology Co., Ltd.	December 13, 2019	PRC	100%	Provision of employee management service, HR recruitment service
Hubei Youlife External Service Information Technology Co., Ltd.	August 25, 2020	PRC	100%	Provision of employee management service, HR recruitment service
Shanghai Lanyu Cloud Software Development Co., Ltd.	December 8, 2022	PRC	100%	Provision of market service
Anqing Tongcai Property Management Co., Ltd.	January 12, 2023	PRC	100%	Provision of employee management service, HR recruitment service
Zhejiang Youlan international Holding Co., Ltd.	April 4, 2023	PRC	100%	Provision of employee management service, HR recruitment service
Youlife Technology Limited	March 27, 2019	Hong Kong	100%	Investment holding